Related Parties Transactions	12 Months Ended
Dec. 31, 2022
Related Parties Transactions

Note 5 — Related Party Transactions

Founder Shares

In June 2021, the Sponsor paid $25,000 to cover certain offering costs in consideration for 2,875,000 Class B shares (the “founder shares”). The number of founder shares outstanding was determined based on the expectation that the total size of the Initial Public Offering would be a maximum of 11,500,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 20% of the outstanding shares after the Initial Public Offering. Up to 375,000 of the founder shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, of which 125,000 such founder shares were no longer subject to forfeiture on the date of the IPO and the remaining 250,000 shares subject to forfeiture were forfeited and cancelled by the Sponsor in November 2021, upon the expiration of the underwriter’s over-allotment option.

The Company’s initial stockholders have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any founder shares. Notwithstanding the foregoing, if the closing price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination, the founder shares will no longer be subject to such transfer restrictions.

Promissory Note — Related Party

On June 30, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. These loans were non-interest bearing, unsecured and were due at the earlier of June 30, 2022 or the closing of the Initial Public Offering. These loans were repaid upon the closing of the Initial Public Offering out of the $2,001,000 of offering proceeds that had been allocated to the payment of offering expenses. As of December 31, 2021, the Company had borrowed $190,101 under the promissory note and the amount was paid in full.

On September 15, 2022, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and other parties (the “Lender”), pursuant to which the Lender loaned $1,050,000 to the Sponsor and the Sponsor loaned $1,050,000 to us (the “Sponsor Extension Loan”). Amounts loaned from the Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to us do not accrue interest. We are only required to repay the Sponsor Extension Loan upon completion of our initial Business Combination. The total amounts advanced by Lender to the Sponsor in connection with the $1,050,000 loan (the “Funded Amounts”) are required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of our initial Business Combination, at the option of the Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lender making the Loan available to Sponsor, Sponsor agreed to transfer between 1 and 2.5 Shares of Class B common stock to Lender for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by the Company to the Sponsor. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination.

On December 13, 2022, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and NPIC Limited (the “Lender”), pursuant to which the Lender loaned $1,050,000 to the Sponsor and the Sponsor loaned $1,050,000 to us (the “Sponsor Extension Loan”). Amounts loaned from the Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to us do not accrue interest. We are only required to repay the Sponsor Extension Loan upon completion of our initial Business Combination. The total amounts advanced by Lender to the Sponsor in connection with the $1,050,000 loan (the “Funded Amounts”) are required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of our initial Business Combination, at the option of the Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lender making the Loan available to Sponsor, Sponsor agreed to transfer 10 Shares of Class B common stock to Lender for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by the Company to the Sponsor. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination.

On December 14, 2022, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, Michael L. Peterson (the “Lender”), pursuant to which the Lender loaned $50,000 to the Sponsor and the Sponsor loaned $50,000 to us (the “Sponsor Extension Loan”). Amounts loaned from the Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to us do not accrue interest. We are only required to repay the Sponsor Extension Loan upon completion of our initial Business Combination. The total amounts advanced by Lender to the Sponsor in connection with the $50,000 loan (the “Funded Amounts”) are required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of our initial Business Combination, at the option of the Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lender making the Loan available to Sponsor, Sponsor agreed to transfer 1 Shares of Class B common stock to Lender for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by the Company to the Sponsor. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination.

Related Party Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor. At December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Administrative Support Agreement

The Company has agreed to pay Aesther Healthcare Sponsor, LLC, our Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. The administrative support agreement began on September 14, 2021 and continues monthly until (i) the completion of the Company’s initial Business Combination or (ii) liquidation of the Company. For the period June 17, 2021(Inception) through December 31, 2021 and the year ended December 31, 2022, $35,000 and $120,000 had been paid to our Sponsor, respectively.

Amount Due to for Redemption Deposit in Trust Account

The Company committed $2,100,000 of the private placement proceeds to the Trust Account so that the $10.20 redemption price would be funded. Separately, as a result of the Sponsor Extension Loans (see Note 5 – Related Party Transactions), the total amount funded into the Trust Account by the Company increased to $10.30 per share.

Ocean Biomedical Inc [Member]
Related Parties Transactions

11. Related Parties Transactions

License Agreements with Elkurt, Inc.

Elkurt/Brown License

In July, 2020, the Company entered into four separate Exclusive License Agreements, or the Brown License Agreements, with Elkurt, Inc., a licensee of Brown University. The Company amended each of the Brown License Agreements on March 21, 2021. Elkurt, Inc., is a company formed by the Company’s scientific co-founders Jack A. Elias, M.D., former Dean of Medicine and current Special Advisor for Health Affairs to Brown University, and Jonathan Kurtis, M.D., PhD, Chair of the Department of Pathology and Laboratory Medicine at Brown. Under the Brown License Agreements, Elkurt, Inc. grants to the Company exclusive, royalty-bearing licenses to patent rights and nonexclusive, royalty-bearing licenses to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in certain fields. License fees are expensed as incurred as research and development expenses. Patent reimbursement fees are expensed as incurred as general and administrative expenses. On August 24, 2022 the Agreements were amended, thereby extending the termination date of each to November 24, 2023. As of December 31, 2022, the Company has incurred a total amount of $340,190 for patent reimbursement expenses to Brown that Elkurt, Inc., of which $297,700 has been paid on behalf of the Company. As of December 31, 2022, the amount due to Elkurt for the Brown License that is currently due to Brown is $54,490 consisting of (i) patent reimbursement expenses of $42,490 recorded as general and administrative costs and (ii) license maintenance fees in the amount of $12,000 recorded as research and development costs. In addition, $42,727 is currently due for patent reimbursement expenses that Elkurt has previously paid on behalf of the Company. The amounts were recorded as accounts payable-related party on the consolidated balance sheets.

Elkurt/Rhode Island Hospital License

In January 2021, the Company entered into an Exclusive License Agreement, or the Rhode Island License Agreement, with Elkurt, Inc., a licensee of Rhode Island Hospital. The Company amended the Rhode Island License Agreement on August 24, 2022 that extended the termination date to November 1, 2023. Under the Rhode Island License Agreement, Elkurt, Inc. grants to the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in a certain field. As of December 31, 2022, the Company has incurred $386,598 for patent reimbursement expenses of which $131,986 has been paid. The amount due to Elkurt in the amount of $254,612 is included in accounts payable-related party on the consolidated balance sheets.

Transactions with Founder and Executive Chairman

As of December 31, 2021, the Company’s Founder and Executive Chairman had paid for certain general and administrative expenses totaling $93,769 on behalf of the Company. The amounts were recorded as accounts payable-related parties on the consolidated balance sheets. As of December 31, 2022, the amount was $92,919. The reduction of $850 was actually paid by the Company for state taxes in 2022. The amounts were recorded as accounts payable-related party on the consolidated balance sheets.

Transactions with Chief Accounting Officer

The Company’s Chief Accounting Officer previously provided consulting services to the Company with RJS Consulting, LLC, his wholly owned limited liability company through June 15, 2021, before becoming the Company’s Chief Accounting Officer. As of December 31, 2021 and 2022, the Company owed RJS Consulting, LLC $142,500. The amounts were recorded as accounts payable on the consolidated balance sheets and were expensed as accounting fees in general and administrative expenses in 2021.